Average Annual Total Returns{- Investor Freedom® 2025 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-11 - Investor Freedom® 2025 Portfolio	VIP Investor Freedom 2025 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2025 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2025 Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0551 Past 1 year	F0551 Past 5 years	F0551 Past 10 years
Total	15.88%	10.51%	8.81%	18.40%	15.22%	13.88%	13.56%	10.13%	8.87%